Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

July 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 0.4%
Safran S.A.	16,339	$2,138,356

		$2,138,356

Air Freight & Logistics — 0.8%
XPO Logistics, Inc.(1)	28,471	$3,948,643

		$3,948,643

Banks — 6.9%
Bank of New York Mellon Corp. (The)	154,648	$7,938,082
Citigroup, Inc.	64,599	4,368,184
HDFC Bank, Ltd.	145,949	2,805,814
ING Groep NV	439,180	5,634,984
Mitsubishi UFJ Financial Group, Inc.(2)	747,791	3,950,338
Svenska Handelsbanken AB, Class A	314,165	3,540,421
Wells Fargo & Co.	105,796	4,860,268

		$33,098,091

Beverages — 2.2%
Coca-Cola Co. (The)(3)	77,021	$4,392,508
Diageo PLC	121,215	6,010,598

		$10,403,106

Biotechnology — 1.0%
CSL, Ltd.	21,917	$4,665,923

		$4,665,923

Building Products — 1.7%
Assa Abloy AB, Class B	153,515	$4,924,189
Kingspan Group PLC	31,620	3,438,480

		$8,362,669

Chemicals — 0.0%(4)
Sika AG	410	$144,431

		$144,431

Construction & Engineering — 0.0%
Abengoa S.A., Class A(1)(5)	103,700	$0
Abengoa S.A., Class B(1)(5)	1,072,295	0

		$0

Construction Materials — 1.1%
CRH PLC	104,402	$5,217,914

		$5,217,914

Diversified Financial Services — 2.2%
Berkshire Hathaway, Inc., Class B(1)	25,756	$7,167,637
ORIX Corp.	200,007	3,499,202

		$10,666,839

Security	Shares	Value
Electric Utilities — 1.8%
Iberdrola S.A.	321,830	$3,873,251
NextEra Energy, Inc.	59,426	4,629,285

		$8,502,536

Electrical Equipment — 3.0%
AMETEK, Inc.	56,438	$7,847,704
Schneider Electric SE	39,317	6,585,138

		$14,432,842

Electronic Equipment, Instruments & Components — 5.5%
CDW Corp.	32,978	$6,046,516
Halma PLC	89,454	3,590,771
Keyence Corp.	7,464	4,157,467
Murata Manufacturing Co., Ltd.	31,329	2,599,860
TE Connectivity, Ltd.	36,289	5,351,539
Zebra Technologies Corp., Class A(1)	8,333	4,603,816

		$26,349,969

Entertainment — 2.0%
Nintendo Co., Ltd.	5,108	$2,626,038
Walt Disney Co. (The)(1)	40,328	7,098,534

		$9,724,572

Equity Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp.	10,710	$3,028,788
Equity Residential	37,899	3,188,443

		$6,217,231

Food Products — 3.1%
Mondelez International, Inc., Class A(3)	119,606	$7,566,276
Nestle S.A.	56,538	7,159,387

		$14,725,663

Health Care Equipment & Supplies — 4.9%
Alcon, Inc.	65,600	$4,775,618
Boston Scientific Corp.(1)(3)	170,489	7,774,298
Intuitive Surgical, Inc.(1)	6,325	6,270,985
Straumann Holding AG	2,705	5,015,119

		$23,836,020

Health Care Providers & Services — 0.9%
Anthem, Inc.(3)	11,647	$4,472,564

		$4,472,564

Hotels, Restaurants & Leisure — 0.8%
Compass Group PLC(1)	180,590	$3,815,846

		$3,815,846

Industrial Conglomerates — 1.0%
DCC PLC	56,504	$4,730,704

		$4,730,704

Security	Shares	Value
Insurance — 2.1%
Allstate Corp. (The)	33,953	$4,415,588
Aviva PLC	493,099	2,648,256
AXA S.A.	124,734	3,230,239

		$10,294,083

Interactive Media & Services — 7.7%
Alphabet, Inc., Class C(1)(3)	9,041	$24,450,661
Facebook, Inc., Class A(1)(3)	28,502	10,155,263
Tencent Holdings, Ltd.	38,473	2,320,235

		$36,926,159

Internet & Direct Marketing Retail — 3.5%
Amazon.com, Inc.(1)(3)	5,119	$17,033,933

		$17,033,933

IT Services — 4.0%
Amadeus IT Group S.A.(1)	75,938	$4,980,073
Fidelity National Information Services, Inc.(3)	28,674	4,273,860
Global Payments, Inc.	13,548	2,620,318
Visa, Inc., Class A	30,910	7,615,915

		$19,490,166

Leisure Products — 1.1%
Yamaha Corp.	94,312	$5,226,205

		$5,226,205

Life Sciences Tools & Services — 0.7%
Lonza Group AG	4,240	$3,301,371

		$3,301,371

Machinery — 2.9%
Ingersoll Rand, Inc.(1)	70,776	$3,458,823
Sandvik AB	95,005	2,477,379
SMC Corp.	6,354	3,777,285
Stanley Black & Decker, Inc.	22,556	4,444,660

		$14,158,147

Metals & Mining — 1.7%
Anglo American PLC	92,787	$4,111,760
Rio Tinto, Ltd.	42,111	4,127,297

		$8,239,057

Mortgage Real Estate Investment Trusts (REITs) — 0.5%
AGNC Investment Corp.	136,471	$2,165,795

		$2,165,795

Multi-Utilities — 0.5%
CMS Energy Corp.	35,615	$2,200,651

		$2,200,651

Oil, Gas & Consumable Fuels — 1.9%
Chevron Corp.(3)	21,918	$2,231,471
EOG Resources, Inc.	53,907	3,927,664
Phillips 66	40,276	2,957,467

		$9,116,602

Security	Shares	Value
Personal Products — 0.7%
Kose Corp.	16,062	$2,537,970
Unilever PLC	17,157	987,412

		$3,525,382

Pharmaceuticals — 7.5%
AstraZeneca PLC	34,370	$3,949,452
Eli Lilly & Co.	25,444	6,195,614
Novo Nordisk A/S, Class B	67,722	6,269,112
Roche Holding AG PC	14,431	5,574,870
Sanofi	61,977	6,388,168
Zoetis, Inc.(3)	37,420	7,585,034

		$35,962,250

Professional Services — 3.0%
Recruit Holdings Co., Ltd.	103,837	$5,381,936
RELX PLC	225,739	6,635,437
Verisk Analytics, Inc.	13,721	2,606,167

		$14,623,540

Semiconductors & Semiconductor Equipment — 6.0%
ASML Holding NV	14,481	$11,069,041
Infineon Technologies AG	145,473	5,559,124
Micron Technology, Inc.(1)(3)	73,086	5,670,012
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	54,763	6,387,557

		$28,685,734

Software — 6.4%
Dassault Systemes SE	100,340	$5,534,975
Intuit, Inc.	8,121	4,303,886
Microsoft Corp.(3)	73,375	20,905,271

		$30,744,132

Specialty Retail — 2.3%
Lowe’s Cos., Inc.	24,544	$4,729,384
TJX Cos., Inc. (The)	92,194	6,343,869

		$11,073,253

Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.	81,885	$11,943,746

		$11,943,746

Textiles, Apparel & Luxury Goods — 3.9%
adidas AG	24,329	$8,830,292
LVMH Moet Hennessy Louis Vuitton SE	9,720	7,782,483
VF Corp.(3)	29,448	2,361,730

		$18,974,505

Total Common Stocks (identified cost $309,890,851)		$479,138,630

Corporate Bonds — 15.5%

Security	Principal Amount (000’s omitted)	Value
Automobiles — 0.2%
General Motors Financial Co., Inc., Series C, 5.70% to 9/30/30(6)(7)	$706	$807,530

		$807,530

Banks — 8.7%
Banco Bilbao Vizcaya Argentaria S.A., 6.125% to 11/16/27(6)(7)	$600	$651,750
Banco Mercantil del Norte S.A./Grand Cayman:
7.50% to 6/27/29(6)(7)(8)	1,480	1,674,072
7.625% to 1/10/28(6)(7)(8)	380	434,118
Bank of America Corp., Series AA, 6.10% to 3/17/25(6)(7)	1,445	1,623,638
Barclays PLC, 7.75% to 9/15/23(6)(7)	2,105	2,312,869
BNP Paribas S.A., 4.625% to 2/25/31(6)(7)(8)	419	436,724
Citigroup, Inc., Series M, 6.30% to 5/15/24(6)(7)	2,800	3,022,600
Comerica, Inc., 5.625% to 7/1/25(6)(7)	1,001	1,116,486
Credit Suisse Group AG:
5.10% to 1/24/30(6)(7)(8)	1,000	1,033,750
7.50% to 7/17/23(6)(7)(8)	1,838	1,994,230
HSBC Holdings PLC, 6.375% to 9/17/24(6)(7)	1,393	1,523,594
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(6)(7)	1,005	1,179,619
ING Groep NV, 6.50% to 4/16/25(6)(7)	2,945	3,296,191
JPMorgan Chase & Co.:
Series KK, 3.65% to 6/1/26(6)(7)	2,204	2,227,417
Series X, 6.10% to 10/1/24(6)(7)	960	1,045,800
Lloyds Banking Group PLC, 7.50% to 6/27/24(6)(7)	2,447	2,764,474
Natwest Group PLC:
4.60% to 6/28/31(6)(7)	371	380,739
8.00% to 8/10/25(6)(7)	1,880	2,225,779
Regions Financial Corp., Series D, 5.75% to 6/15/25(6)(7)	1,751	1,961,120
Societe Generale S.A.:
4.75% to 5/26/26(6)(7)(8)	236	244,260
5.375% to 11/18/30(6)(7)(8)	2,154	2,331,705
Standard Chartered PLC:
4.75% to 1/14/31(6)(7)(8)	204	209,227
7.75% to 4/2/23(6)(7)(8)	1,765	1,922,509
SVB Financial Group., Series C, 4.00% to 5/15/26(6)(7)	2,007	2,089,789
Truist Financial Corp.:
Series P, 4.95% to 9/1/25(6)(7)	502	549,690
Series Q, 5.10% to 3/1/30(6)(7)	1,221	1,407,202
Zions Bancorp NA, 5.80% to 6/15/23(6)(7)	2,020	2,093,362

		$41,752,714

Capital Markets — 1.4%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(7)	$965	$1,014,659
Charles Schwab Corp. (The), Series I, 4.00% to 6/1/26(6)(7)	2,237	2,340,461
State Street Corp., Series F, 3.716%(6)	749	750,238
UBS Group AG, 6.875% to 8/7/25(6)(7)(9)	2,421	2,781,574

		$6,886,932

Security	Principal Amount (000’s omitted)	Value
Diversified Financial Services — 0.6%
American AgCredit Corp., Series QIB, 5.25% to 6/15/26(6)(7)(8)	$1,301	$1,333,525
Discover Financial Services, Series D, 6.125% to 6/23/25(6)(7)	1,118	1,263,402
Textron Financial Corp., 1.891%, (3 mo. USD LIBOR + 1.735%), 2/15/67(8)(10)	553	470,977

		$3,067,904

Electric Utilities — 1.3%
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(7)	$970	$1,137,796
Sempra Energy, 4.875% to 10/15/25(6)(7)	2,400	2,625,000
Southern California Edison Co., Series E, 6.25% to 2/1/22(6)(7)	720	732,206
Southern Co. (The), Series B:
4.00% to 10/15/25, 1/15/51(7)	990	1,046,925
5.50% to 3/15/22, 3/15/57(7)	808	824,699

		$6,366,626

Food Products — 0.6%
Land O’ Lakes, Inc., 8.00%(6)(8)	$2,898	$3,129,840

		$3,129,840

Gas Utilities — 0.4%
NiSource, Inc., 5.65% to 6/15/23(6)(7)	$1,785	$1,876,481

		$1,876,481

Insurance — 0.3%
QBE Insurance Group, Ltd., 5.875% to 5/12/25(6)(7)(8)	$1,253	$1,378,300

		$1,378,300

Multi-Utilities — 0.6%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(6)(7)	$2,330	$2,465,431
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(7)	275	300,231

		$2,765,662

Oil, Gas & Consumable Fuels — 1.2%
DCP Midstream, L.P., Series A, 7.375% to 12/15/22(6)(7)	$980	$955,045
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(6)(7)	3,189	2,498,581
Odebrecht Oil & Gas Finance, Ltd., 0.00%(6)(8)	2,260	31,094
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(6)(7)	2,595	2,325,769

		$5,810,489

Pipelines — 0.2%
Energy Transfer, L.P., Series A, 6.25% to 2/15/23(6)(7)	$1,064	$961,069

		$961,069

Total Corporate Bonds (identified cost $72,329,861)		$74,803,547

Exchange-Traded Funds — 0.4%

Security	Shares	Value
Equity Funds — 0.4%
Global X U.S. Preferred ETF	39,775	$1,039,718
iShares Preferred & Income Securities ETF	26,700	1,052,514

		$2,092,232

Total Exchange-Traded Funds (identified cost $2,029,451)		$2,092,232

Preferred Stocks — 6.2%

Security	Shares	Value
Banks — 2.4%
AgriBank FCB, 6.875% to 1/1/24(7)	16,581	$1,819,765
CoBank ACB, Series F, 6.25% to 10/1/22(7)	16,600	1,776,200
Farm Credit Bank of Texas, 6.75% to 9/15/23(7)(8)	2,500	270,000
First Republic Bank, Series M, 4.00%	40,100	1,002,500
JPMorgan Chase & Co., Series LL, 4.625%	20,500	539,150
Signature Bank, Series A, 5.00%	100,000	2,631,000
Wells Fargo & Co.:
Series DD, 4.25%	42,000	1,050,840
Series L, 7.50% (Convertible)	889	1,344,621
Series Z, 4.75%	39,947	1,046,212

		$11,480,288

Capital Markets — 0.3%
Affiliated Managers Group, Inc., 4.75%	18,675	$498,996
Stifel Financial Corp., Series D, 4.50%	40,100	1,017,738

		$1,516,734

Electric Utilities — 0.4%
SCE Trust III, Series H, 5.75% to 3/15/24(7)	35,476	$899,317
SCE Trust IV, Series J, 5.375% to 9/15/25(7)	14,476	362,624
SCE Trust V, Series K, 5.45% to 3/15/26(7)	27,041	689,545

		$1,951,486

Equity Real Estate Investment Trusts (REITs) — 0.3%
SITE Centers Corp., Series A, 6.375%	49,475	$1,313,067

		$1,313,067

Food Products — 0.6%
Dairy Farmers of America, Inc., 7.875%(8)	22,100	$2,231,260
Ocean Spray Cranberries, Inc., Series A, 6.25%(8)	6,085	568,948

		$2,800,208

Insurance — 0.6%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(7)	63,473	$1,804,537
Athene Holding, Ltd., Series C, 6.375% to 6/30/25(7)	48,920	1,406,450

		$3,210,987

Oil, Gas & Consumable Fuels — 0.6%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(7)	127,329	$2,966,766

		$2,966,766

Security	Shares	Value
Pipelines — 0.3%
Energy Transfer Operating, L.P.:
Series C, 7.375% to 5/15/23(7)	44,000	$1,103,080
Series E, 7.60% to 5/15/24(7)	19,280	483,542

		$1,586,622

Real Estate Management & Development — 0.5%
Brookfield Property Partners, L.P.:
Series A, 5.75%	5,394	$132,099
Series A-1, 6.50%	52,225	1,331,215
Series A2, 6.375%	34,695	882,294

		$2,345,608

Wireless Telecommunication Services — 0.2%
United States Cellular Corp., 5.50%	32,000	$843,200

		$843,200

Total Preferred Stocks (identified cost $29,094,573)		$30,014,966

Total Investments — 121.6%(11) (identified cost $413,344,736)		$586,049,375

Other Assets, Less Liabilities — (21.6)%		$(104,273,546)

Net Assets — 100.0%		$481,775,829

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021.

(3)

All or a portion of this security was on loan at July 31, 2021 pursuant to the Liquidity Agreement. The aggregate market value of securities on loan at July 31, 2021 was $75,710,150 and the total market value of the collateral received by the Fund was $78,973,154, comprised of cash.

(4)	Amount is less than 0.05%.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(7)	Security converts to variable rate after the indicated fixed-rate coupon period.

(8)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2021, the aggregate value of these securities is $19,694,539 or 4.1% of the Fund’s net assets.

(9)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2021, the aggregate value of these securities is $2,781,574 or 0.6% of the Fund’s net assets.

(10)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2021.

(11)	The Fund has granted a security interest in all the Fund’s investments, unless otherwise pledged, in connection with the Liquidity Agreement.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	58.0%	$340,189,951
United Kingdom	8.2	47,819,427
France	5.9	34,672,048
Japan	5.8	33,756,301
Switzerland	5.4	31,780,350
Netherlands	3.4	20,000,216
Germany	2.4	14,389,416
Sweden	1.9	10,941,989
Australia	1.7	10,171,520
Ireland	1.6	9,671,053
Spain	1.6	9,505,074
Taiwan	1.1	6,387,557
Denmark	1.1	6,269,112
India	0.5	2,805,814
China	0.4	2,320,235
Mexico	0.4	2,108,190
Canada	0.2	1,137,796
Brazil	0.0 (1)	31,094
Exchange-Traded Funds	0.4	2,092,232

Total Investments	100.0%	$586,049,375

(1)	Amount is less than 0.05%.

Abbreviations:

ADR	-	American Depositary Receipt

LIBOR	-	London Interbank Offered Rate

PC	-	Participation Certificate

USD	-	United States Dollar

The Fund did not have any open derivative instruments at July 31, 2021.

The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At July 31, 2021, the value of the Fund’s investment in affiliated issuers and funds was $3,950,338, which represents 0.8% of the Fund’s net assets. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended July 31, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/Units, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.(1)	$—	$—	$—	$—	$17,185	$3,950,338	$76,267	747,791
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	5,123,783	63,948,139	(69,071,958)	36	—	—	2,110	—

				$36	$17,185	$3,950,338	$78,377

(1)	May be deemed to be an affiliated issuer as of March 1, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Communication Services	$41,704,458	$4,946,273		$—	$46,650,731
Consumer Discretionary	30,468,916	25,654,826		—	56,123,742
Consumer Staples	11,958,784	16,695,367		—	28,654,151
Energy	9,116,602	—		—	9,116,602
Financials	30,915,554	25,309,254		—	56,224,808
Health Care	32,298,495	39,939,633		—	72,238,128
Industrials	22,305,997	40,088,904		0	62,394,901
Information Technology	79,722,436	37,491,311		—	117,213,747
Materials	—	13,601,402		—	13,601,402
Real Estate	6,217,231	—		—	6,217,231
Utilities	6,829,936	3,873,251		—	10,703,187
Total Common Stocks	$271,538,409	$207,600,221	**	$0	$479,138,630
Corporate Bonds	$—	$74,803,547		$—	$74,803,547
Exchange-Traded Funds	2,092,232	—		—	2,092,232
Preferred Stocks
Communication Services	843,200	—		—	843,200
Consumer Staples	—	2,800,208		—	2,800,208
Energy	4,553,388	—		—	4,553,388
Financials	12,342,044	3,865,965		—	16,208,009
Real Estate	3,658,675	—		—	3,658,675
Utilities	1,951,486	—		—	1,951,486
Total Preferred Stocks	$23,348,793	$6,666,173		$—	$30,014,966
Total Investments	$296,979,434	$289,069,941		$0	$586,049,375

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2021 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.